ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of loss per share before and after the retrospective adjustments

	Year ended December 31
	2018
	Before	After
	adjustment	adjustment
Net loss per share attributable to KAH's shareholders – basic and diluted:
Loss per share from continuing operations	(0.56)	(3.56)
Loss per share from discontinued operations	(0.00)	(0.02)
Net loss per share attributable to Kaixin Auto Holdings’ shareholders – basic and diluted	(0.56)	(3.58)

Schedule of Assets and liabilities of KAH upon the consummation of the SPAC Transaction

Cash	$6
Prepaid expenses and other current assets	123
Amounts due to Renren Inc.	(1,050)
Amounts due to SVF	(2,614)
Other liabilities	(1,512)
Net liabilities assumed by KAG as of April 30, 2019	$(5,047)

Summary of subsidiaries, VIEs and VIEs' major subsidiaries

As of December 31, 2020, Kaixin Auto Holdings’ major subsidiaries, VIEs and VIEs’ major subsidiaries are as follows:

Percentage of
	Later of date		legal ownership
	of incorporation	Place of	by Kaixin Auto
Name of Subsidiaries	or acquisition	incorporation	Holdings	Principal activities
Major subsidiaries:
Kaixin Auto Group	January 25, 2018	Cayman Islands	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Internet business
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Shanghai Renren Financial Leasing Co., Ltd. (“Shanghai Financial”)	May 25, 2015	PRC	100%	Financing business
Shanghai Renren Automotive Technology Group Co., Ltd. (“Shanghai Auto”)	August 18, 2017	PRC	100%	Investment holding
Shanghai Lingding Automobile Technology Co., Ltd.	March 3, 2018	PRC	100%	Used car trading business
Variable Interest Entities:
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Shanghai Jieying Automobile Sales Co., Ltd. (“Shanghai Jieying”)	February 27, 2017	PRC	N/A	Used car trading business
Major subsidiaries of Variable Interest Entities:
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Financing business
Shanghai Wangjing Investment Management Co., Ltd	April 20, 2015	PRC	N/A	Financing business
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Used car trading business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Used car trading business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Used car trading business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Used car trading business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Used car trading business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Used car trading business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Used car trading business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Used car trading business
Shanxi Jieying Weilan Automobile Sales and Service Co., Ltd.	March 13, 2018	PRC	N/A	Used car trading business

Summary of financial statement balances and amounts of the Company's VIEs were included in the accompanying consolidated financial statements

	As of December 31,
	2019	2020
Cash	$1,080	$108
Accounts receivable	203	—
Prepaid expenses and other current assets	27,083	43,536
Inventory	20,598	—
Total current assets	48,964	43,644
Property and equipment, net	146	41
Right-of-use assets	1,691	73
Total non-current assets	1,837	114
Total assets	$50,801	$43,758
Accounts payable	$4,035	$306
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Kaixin Auto Holdings of $7,900 and $nil as of December 31, 2019 and 2020, respectively)	14,630	13,116
Accrued expenses and other current liabilities	13,770	12,394
Amounts due to related parties	—	2,725
Advance from customers	1,622	—
Income tax payable	4,469	3,391
Deferred revenue	—	1,862
Lease liabilities - current	1,224	39
Total current liabilities	39,750	33,833
Lease liabilities - non-current	810	26
Total non-current liabilities	810	26
Total liabilities	$40,560	$33,859

	Years ended December 31,
	2018	2019	2020
Revenues	$428,492	$332,629	$32,823
Net loss	$(38,561)	$(2,151)	$(653)
Loss from discontinued operations	$(594)	$—	$—

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

	Years ended December 31,
	2018	2019	2020
Net cash used in operating activities	$(8,433)	$(3,948)	$(395)
Net cash used in investing activities	$(9,980)	$(68)	$—
Net cash provided by (used in) financing activities	$22,193	$(1,205)	$(634)